INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Balance at beginning of the year	R$ 415,159	R$ 509,760	R$ 622,578
Foreign exchange effect	(1,153)	(18,839)	30,889
Acquisition	127,195	189,382	166,310
Disposals	(1,336)
Amortization	(166,155)	(265,144)	(310,017)
Balance at end of the year	R$ 373,710	R$ 415,159	R$ 509,760
Maximum
INTANGIBLE ASSETS
Estimated useful lives	7 years	7 years	7 years